Subsequent Events	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Subsequent Events

(12) Subsequent Events

On July 29, 2011, the shareholders approved an amendment to the Articles of Incorporation to increase the number of authorized shares of common stock to 500,000,000

On August 3, 2011, the Company issued a total 500,000 shares of common stock to three individuals for settlement of the acquisition of the Acer defense product designs.